Ordinary Shares - Additional Information (Detail) ¥ in Thousands		12 Months Ended
	Jan. 03, 2019 shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Oct. 14, 2020 $ / shares shares	Mar. 06, 2020 shares
Class of Stock [Line Items]
Common stock, Shares authorized			500,000,000		500,000,000
Common stock, Par or stated value per share | $ / shares			$ 0.0001		$ 0.0001
Common stock shares issued			99,044,776		99,044,776
Common stock, shares, outstanding			99,044,776		99,044,776
Stockholders equity split			1:10
William Wei Cao [Member]
Class of Stock [Line Items]
Common stock shares issued				9,800,000
Proceeds from common stock issued | ¥				¥ 2,150
Shanghai Guidance Capital Ltd And Suzhou Tonghe Venture Investment Partnership II [Member]
Class of Stock [Line Items]
Common stock shares issued				208,955
Proceeds from common stock issued | ¥		¥ 200
Shanghai Guidance Capital Ltd [Member]
Class of Stock [Line Items]
Stock repurchased during period, shares	104,478
OrbiMed Asia Partners III LP King Star Med LP LAV Granite Limited LAV Biosciences Fund V LP Victory Treasure Limited and OrbiMed Asia Partners III LP [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued							1,044,776
Michelia Figo Holding Limited [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued						5,910,000
Temporary Equity, Par or Stated Value Per Share | $ / shares						$ 1.00